Commitments for Expenditure - Summary of Commitments For Inventory Purchase (Details)	12 Months Ended
Dec. 31, 2022
Concentrate
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2022 ~ 2033
Contracted amounts	26,310 Ton U3O8
Transformed
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2022 ~ 2030
Contracted amounts	19,012 Ton U
Enrichment
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2022 ~ 2032
Contracted amounts	21,434 Ton SWU